Accounts Payable - Summary of Accounts Payable (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Dividends payable	[1]	R$ 6,833	R$ 123,191
Treasury shares acquired	[2]	1,874	0
Rent payable – prior month expense		1,887	1,673
Other payables		83	964
Accounts Payable		10,677	125,828
Current		10,677	125,795
Non-current		R$ 0	R$ 33

[1]	On November 30, 2020, the partners approved a distribution of dividends in the amount of R$ 133,194, based on the available retained earnings and results for the accumulated period as a base or balance until the available data. As of December 31, 2020, the amount of R$ 37,426 was paid, with the outstanding balance of R$ 95,768 remaining on December 31, 2020. During the year of 2021 the outstanding balance was settled by Vinci. On December 31, 2020, the partners approved a distribution of dividends for the results of the current month. Based on the balance until the available data, Vinci settled an additional provision for dividends payable of R$ 27,423. As of December 3, 2021, the amount of R$ 20,590 was paid, with an outstanding balance of R$ 6,833 remaining. On January 21, 2022, the amount of R$ 2,470 were paid, remaining outstanding the amount of R$ 4,363.
[2]	As informed in Note 14(f), on May 6, 2021, Vinci started its share repurchase program. The shares repurchased were totally settled on January 5, 2022.